NON-CONTROLLING INTERESTS - Preferred equity (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of preference shares [Line Items]
Dividends declared for the year ended		$ (1,607)	$ (1,383)	$ (1,203)
Percent of public float allowed to be repurchased for Class A Preference Units	10.00%
Preferred equity
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		31,030
Dividends declared for the year ended		$ 26	26
Non-controlling interests		$ 597	568
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		5,450
Cumulative dividend rate (%)		3.36%
Dividends declared for the year ended		$ 3	4
Non-controlling interests		$ 105	100
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		4,510
Cumulative dividend rate (%)		4.26%
Dividends declared for the year ended		$ 4	3
Non-controlling interests		$ 86	83
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		9,960
Cumulative dividend rate (%)		4.40%
Dividends declared for the year ended		$ 8	8
Non-controlling interests		$ 192	182
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		4,110
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 4	4
Non-controlling interests		$ 79	75
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		7,000
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 7	7
Non-controlling interests		$ 135	$ 128